SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT INFORMATION
Schedule of disaggregated amounts of research and development expenses

	For the six months ended June 30,
	2025	2026
	US$	US$
Direct research and development expenses(a)	3,940,166	5,575,874
Indirect research and development expenses(b)
Payroll and other related costs of personnel	6,340,610	6,773,495
Lab supplies and other research and development expenses	1,734,408	1,615,298
Total indirect research and development expenses	8,075,018	8,388,793
Total research and development expenses	12,015,184	13,964,667

Note (a): Direct research and development expenses consist principally of: (1) costs related to clinical trials such as payments to CRO, CDMO, investigators, and clinical trial sites that conduct the clinical studies; and (2) costs to develop the product candidates, including costs related to product testing.

Note (b): Indirect research and development expenses are not allocated directly to each program, and primarily consist of compensation and other personnel related costs, overhead and infrastructure costs to maintain our facilities, and other costs related to activities that benefit multiple projects.